RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Related Party Transactions [Abstract]
Related party transactions owned	$ 638,530		$ 638,530
Proceeds from related party	151,000
Proceeds from related party and shareholders debt			215,000
Related party transactions, professional expenses	30,000	$ 90,000	270,000	$ 90,000
Related party transactions, administrative and general expenses			2,530
Related party transaction			272,530
Prepaid royalties	$ 340,969		$ 340,969		$ 344,321